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VIA EDGAR TRANSMISSION

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com September 25, 2015

Re:	John Hancock Investment Trust (the “Registrant”), on behalf of: John Hancock Global Real Estate Fund (the “Fund”) File Nos. 002-10156; 811-00560

CERTIFICATION UNDER RULE 497(j)

Ladies and gentlemen:

On behalf of the Registrant, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the forms of prospectus and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information dated September 21, 2015, contained in Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 98 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 21, 2015 via EDGAR, accession number 0001133228-15-004801.

If you have any questions or comments, please call me at 617-261-3240.

Sincerely,

/s/ George P. Attisano

George P. Attisano